Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: July 10, 2025

Payment Date	7/15/2025
Collection Period Start	6/1/2025
Collection Period End	6/30/2025
Interest Period Start	6/16/2025
Interest Period End	7/14/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$9,762,201.38	$9,762,201.38	$—	—	Oct-26
Class A-2b Notes	$9,762,201.39	$9,762,201.39	$—	—	Oct-26
Class A-3 Notes	$395,760,000.00	$4,209,833.46	$391,550,166.54	0.989363	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$512,314,402.77	$23,734,236.23	$488,580,166.54

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$558,114,058.08	$532,173,581.71	0.433024
YSOC Amount	$42,979,447.02	$40,773,206.88
Adjusted Pool Balance	$515,134,611.06	$491,400,374.83
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$9,762,201.38	5.91000%	30/360	$48,078.84
Class A-2b Notes	$9,762,201.39	4.89385%	ACT/360	$38,485.21
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$512,314,402.77			$2,443,078.89

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$558,114,058.08	$532,173,581.71
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$515,134,611.06	$491,400,374.83
Number of Receivables Outstanding	35,752	35,025
Weighted Average Contract Rate	5.17%	5.18%
Weighted Average Remaining Term (months)	37.0	36.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,409,819.71
Principal Collections	$25,671,733.58
Liquidation Proceeds	$150,747.91
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,232,301.20
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,232,301.20

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$465,095.05	$465,095.05	$—	$—	$27,767,206.15
Interest - Class A-1 Notes	$—	$—	$—	$—	$27,767,206.15
Interest - Class A-2a Notes	$48,078.84	$48,078.84	$—	$—	$27,719,127.31
Interest - Class A-2b Notes	$38,485.21	$38,485.21	$—	$—	$27,680,642.10
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$25,761,206.10
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$25,458,803.77
First Allocation of Principal	$—	$—	$—	$—	$25,458,803.77
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$25,413,911.60
Second Allocation of Principal	$—	$—	$—	$—	$25,413,911.60
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$25,369,019.43
Third Allocation of Principal	$9,644,027.94	$9,644,027.94	$—	$—	$15,724,991.49
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,680,099.32
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,410,099.32
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,410,099.32
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,589,891.03
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,589,891.03
Remaining Funds to Certificates	$1,589,891.03	$1,589,891.03	$—	$—	$—
Total	$28,232,301.20	$28,232,301.20	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$42,979,447.02
Increase/(Decrease)	$(2,206,240.14)
Ending YSOC Amount	$40,773,206.88

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$515,134,611.06	$491,400,374.83
Note Balance	$512,314,402.77	$488,580,166.54
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	23	$268,742.79
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	100	$150,747.91
Monthly Net Losses (Liquidation Proceeds)			$117,994.88
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.36%
Preceding Collection Period			0.37%
Current Collection Period			0.26%
Four-Month Average Net Loss Ratio			0.28%
Cumulative Net Losses for All Periods			$2,548,009.34
Cumulative Net Loss Ratio			0.21%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.23%	63	$1,202,208.75
60-89 Days Delinquent	0.09%	25	$502,994.21
90-119 Days Delinquent	0.04%	9	$213,697.19
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.36%	97	$1,918,900.15

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$172,385.52
Total Repossessed Inventory		14	$339,923.90

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		34	$716,691.40
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.12%
Current Collection Period			0.13%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.37	0.07%	17	0.05%